Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Postemployment Benefits [Abstract]
Defined Contribution Plan, Cost Recognized	$ 14,626	$ 15,208	$ 10,850
Deferred Compensation Liability, Classified, Noncurrent	$ 17,472	$ 16,487